Condensed Interim Consolidated Statements of Financial Position (Current Period Unaudited) - CAD ($)	Sep. 30, 2023	Mar. 31, 2023
Current assets
Cash	$ 2,379,718	$ 574,587
GST receivable	51,846	132,515
Prepaid expenses and deposits	307,790	56,710
Net investment in sublease	0	31,537
Total current assets	2,739,354	795,349
Non-current assets
Prepaid expenses and deposits	22,043	24,404
Long-term investment	0	2,900
Exploration and evaluation assets	13,203,727	12,477,791
Total assets	15,965,124	13,300,444
Current liabilities
Accounts payable and accrued liabilities	666,892	1,621,721
Short-term loans payable	1,206,061	1,216,715
Lease obligation	0	34,386
Loan payable	40,000	40,000
Total current liabilities	1,912,953	2,912,822
Non-current liabilities
Derivative liability	637,219	0
Total liabilities	2,550,172	2,912,822
Equity
Capital stock	30,799,824	26,449,839
Reserves	2,788,068	1,806,894
Deficit	(20,172,940)	(17,869,111)
Total equity	13,414,952	10,387,622
Total liabilities and equity	$ 15,965,124	$ 13,300,444